Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Revenue

	2017	2016	2015
	Million	Million	Million

Revenue from telecommunications services
Voice services	156,918	209,949	261,896
Data services	493,350	394,937	303,425
Others	18,083	18,536	18,768

	668,351	623,422	584,089

Revenue from sales of products and others	72,163	84,999	84,246

	740,514	708,421	668,335